Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock And Deferred Compensation [Member]	Shares Acquired By ESOP [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2014	$ 40,390	$ 5,385	$ 18,044	$ (2,107)	$ (1,467)	$ 20,478	$ 57
Net income	3,224	0	0	0	0	3,224	0
Other comprehensive loss	(238)	0	0	0	0	0	(238)
Cash dividends - per share	(2,259)	0	0	0	0	(2,259)	0
Shares purchased for deferred compensation plan	0	0	35	(35)	0	0	0
Expense related to share-based compensation plans	164	0	164	0	0	0	0
Treasury stock activity	19	0	2	17	0	0	0
Amortization of ESOP	196	0	0	0	196	0	0
Balance at Dec. 31, 2015	41,496	5,385	18,245	(2,125)	(1,271)	21,443	(181)
Net income	3,580	0	0	0	0	3,580	0
Other comprehensive loss	(273)	0	0	0	0	0	(273)
Cash dividends - per share	(2,540)	0	0	0	0	(2,540)	0
Shares purchased for deferred compensation plan	0	0	(199)	199	0	0	0
Expense related to share-based compensation plans	147	0	147	0	0	0	0
Restricted stock activity	0	40	(40)	0	0	0	0
Amortization of ESOP	231	0	(129)	0	360	0	0
Balance at Dec. 31, 2016	$ 42,641	$ 5,425	$ 18,024	$ (1,926)	$ (911)	$ 22,483	$ (454)